UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

Smith Barney Financial Services Fund

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.6%
Banks - 41.6%
139,780	Bank of America Corp.	$6,481,599
101,854	The Bank of New York Co., Inc.	3,026,082
54,231	Comerica Inc.	3,137,806
50,535	Fifth Third Bancorp	2,348,361
103,626	Mellon Financial Corp.	3,041,423
43,897	UnionBanCal Corp.	2,703,177
78,593	Wells Fargo & Co.	4,817,751

		25,556,199

Diversified Financials - 23.1%
56,401	Alliance Capital Management Holding L.P.	2,537,481
6,216	The Bear Stearns Cos., Inc.	628,189
44,613	Fannie Mae	2,881,107
43,691	Freddie Mac	2,852,585
24,876	The Goldman Sachs Group, Inc.	2,682,877
44,808	JPMorgan Chase & Co.	1,672,683
10,062	Lehman Brothers Holdings Inc.	917,554

		14,172,476

Insurance - 32.0%
113,868	Aon Corp.	2,589,358
9,160	The Chubb Corp.	682,237
41,094	Cincinnati Financial Corp.	1,813,067
59,618	First American Corp.	2,204,674
38,433	The Hartford Financial Services Group, Inc.	2,586,157
91,428	MetLife, Inc.	3,634,263
83,796	Nationwide Financial Services, Inc., Class A Shares	3,096,262
77,812	The PMI Group, Inc.	3,094,583

		19,700,601

Real Estate - 2.9%
12,600	Archstone-Smith Trust	432,180
12,700	Equity Office Properties Trust	355,346
16,400	Health Care Property Investors, Inc.	425,744
9,300	Simon Property Group, Inc.	551,490

		1,764,760

	TOTAL INVESTMENTS - 99.6%
	(Cost - $55,975,532*)	61,194,036
	Other Assets in Excess of Liabilities - 0.4%	266,644

	TOTAL NET ASSETS - 100.0%	$61,460,680

* Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Significant Accounting Policies

The Smith Barney Financial Services Fund (“Fund”), a separate non-diversified investment fund of the Smith Barney Sector Series Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Fund Concentration. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

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Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,327,602
Gross unrealized depreciation	(2,109,098)

Net unrealized appreciation	$5,218,504

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	March 31, 2005